INCOME TAX	12 Months Ended
Dec. 31, 2015
INCOME TAX
INCOME TAX

10. INCOME TAX

        Income taxes are computed in accordance with Russian Federation and Dutch tax laws. The taxable income of Yandex LLC was subject to federal and local income tax at a combined nominal rate of 20% for 2013, 2014 and 2015.

        Yandex N.V. is incorporated in the Netherlands, and its taxable profits were subject to income tax at the rate of 25% in 2013, 2014 and 2015.

        Dividends paid to Yandex N.V. by its Russian subsidiaries are subject to a 5% dividend withholding tax, computed in accordance with the laws of the Russian Federation. Due to the so-called participation exemption, dividends distributed by the Company's Russian subsidiaries to Yandex N.V. are exempt from tax in the Netherlands.

        Provision for income taxes for the years ended December 31, 2013, 2014 and 2015 consisted of the following:

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Current provision for income tax—Russia	(3,325)	(5,045)	(3,912)	(53.7)
Current provision for income tax—other	(111)	(295)	(193)	(2.6)
Deferred income tax benefit/(expense)—Russia	175	(256)	(297)	(4.1)
Deferred income tax benefit—other	22	141	485	6.7

Total provision for income taxes	(3,239)	(5,455)	(3,917)	(53.7)

        The components of income before income taxes for the years ended December 31, 2013, 2014 and 2015 are as follows:

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Income before income taxes—Russia	15,716	23,393	18,232	250.2
Income/(loss) before income taxes—other	997	(918)	(4,636)	(63.7)

Total income before income taxes	16,713	22,475	13,596	186.5

        A significant majority of the Company's revenues and taxable income is generated in the Russian Federation. Yandex N.V., the Company's Dutch parent company, has no operations and primarily generates interest income and incurs corporate expenses. Therefore, the Company has reconciled its effective tax rate to its Russian statutory rate instead of to its Dutch statutory rate in the table below. The statutory Russian income tax rate reconciled to the Company's effective income tax rate is as follows for the years ended December 31, 2013, 2014 and 2015:

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Expected provision at Russian statutory income tax rate of 20%	3,343	4,495	2,719	37.3
Effect of:
Tax on dividends	14	466	423	5.8
Non-deductible share-based compensation	146	229	522	7.2
Other expenses not deductible for tax purposes	83	97	252	3.5
Difference in foreign tax rates	(68)	(160)	(185)	(2.5)
Participation exemption on sale of equity investments	(393)	—	—	—
Other	(33)	78	(49)	(0.8)
Change in valuation allowance	147	250	235	3.2

Provision for income taxes	3,239	5,455	3,917	53.7

        Movements in the valuation allowance are as follows:

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Balance at the beginning of the period	—	(147)	(414)	(5.7)
Charges to expenses	(147)	(250)	(235)	(3.2)
Foreign currency translation adjustment	—	(17)	(188)	(2.6)

Balance at the end of the period	(147)	(414)	(837)	(11.5)

        As of December 31, 2014 and 2015, the Company included accruals for unrecognized income tax benefits, including interest and penalties, totaling RUB 62 and RUB 10 ($0.1), respectively, as a component of other accrued liabilities, non-current and RUB 69 and RUB 42 ($0.6), respectively, as a component of accounts payable and accrued liabilities. RUB 37 ($0.5) of unrecognized income tax benefits, if recognized, would affect the effective tax rate. The interest and penalties recorded as part of the provision for income tax in 2013, 2014 and 2015 resulted in a benefit of RUB 1, expense of RUB 30 and a benefit of RUB 3, respectively. The Company does not anticipate significant increases or decreases in unrecognized income tax benefits over the next twelve months.

        A reconciliation of the total amounts of unrecognized income tax benefits is as follows:

	2013	2014	2015	2015
	RUB	RUB	RUB	$
Balance at the beginning of the period	25	25	97	1.3
Increases/(decreases) related to prior years tax positions	(3)	69	(13)	(0.1)
Increases related to current year tax positions	2	2	10	0.1
Settlements	—	—	(57)	(0.8)
Foreign currency translation adjustment	1	1	—	—

Balance at the end of the period	25	97	37	0.5

        Temporary differences between the tax and accounting bases of assets and liabilities give rise to the following deferred tax assets and liabilities as of December 31, 2014 and 2015:

	2014	2015	2015
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	585	834	11.4
Net operating loss carryforward	457	967	13.3
Intangible assets	216	465	6.4
Other	48	23	0.3
Valuation allowance	(414)	(837)	(11.5)

Total deferred tax asset	892	1,452	19.9
Deferred tax liability
Convertible debt discount	(1,023)	(783)	(10.7)
Property and equipment	(252)	(441)	(6.1)
Intangible assets	(490)	(483)	(6.6)
Unremitted earnings	(475)	(894)	(12.3)
Other	(60)	(177)	(2.4)

Total deferred tax liability	(2,300)	(2,778)	(38.1)
Net deferred tax liability	(1,408)	(1,326)	(18.2)
Net deferred tax assets, non-current	56	226	3.1
Net deferred tax liabilities, non-current	(1,464)	(1,552)	(21.3)

        As of December 31, 2015, Yandex N.V. had net operating loss carryforwards ("NOLs") for Dutch income tax purposes of RUB 1,252 ($17.2). These NOLs expire in 2020-2024 tax years. As of December 31, 2015, a benefit of RUB 182 ($2.5) related to the Dutch NOLs described above and RUB 196 ($2.7) related to other tax effects would be recorded by the Company in additional paid-in capital if and when realized.

        The Company did not provide for dividend withholding taxes on the unremitted earnings of its foreign subsidiaries in 2013 and earlier years because they were considered permanently reinvested outside of the Netherlands. Starting in 2014, the Company began to accrue for a 5% dividend withholding tax on the portion of the current year profit of the Company's principal Russian operating subsidiary that is considered not to be permanently reinvested in Russia. As of December 31, 2015, the cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided is approximately RUB 44,451 ($609.9). The Company estimates that the amount of the unrecognized deferred tax liability related to these earnings is approximately RUB 2,223 ($30.5).

        The tax years 2013-2015 remain open for examination by the Russian tax authorities with respect to the Company's principal Russian operating subsidiary, Yandex LLC. As of December 31, 2015, Yandex LLC was under audit by the tax inspectorate for the 2013 and 2014 tax years. The tax years 2008-2015 remain open for examination by the Dutch tax authorities with respect to Yandex N.V.